Nov. 05, 2025
BNY Mellon Opportunistic Midcap Value Fund

As of the Effective Date, the following information will supersede and replace the information in the second and third paragraphs in the sections "Principal Investment Strategy" in the summary prospectus and "Fund Summary – Principal Investment Strategy" in the prospectus:

In constructing the fund's portfolio, the fund's sub-adviser uses a value approach to identify stocks whose current market prices trade at a large discount to their intrinsic value, determined by the sub-adviser's assessment of fundamentals, valuation and catalyst(s). The value style attempts to benefit from valuation inefficiencies and underappreciated fundamental prospects present in the marketplace. Items such as free cash flow, earning power, controversy assessment, growth prospects and identification of competitive advantages may be used to help assess a stock's intrinsic value. The strategy invests in stocks priced in the market at a discount to their intrinsic value which have a catalyst present to enable higher revaluation.

The fund typically sells a stock when, in the sub-adviser's view, it approaches intrinsic value, a significant deterioration of fundamental expectations develops, the revaluation catalyst becomes impaired based on subsequent events or a better risk/reward opportunity is presented in the marketplace.

BNY MELLON ADVANTAGE FUNDS, INC.
- BNY Mellon Opportunistic Midcap Value Fund

Supplement to Current Summary Prospectus, Prospectus and Statement of Additional
Information

On December 31, 2025 (the "Effective Date"), the fund will change its name to "BNY Mellon Midcap Value Fund."